Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) N	Dec. 31, 2013 USD ($) N
Amount of deposit					$ 250,000
Number of major customers | N					6	5
Invoices due period					30 days
Estimated useful life website and software development					3 years
Depriciation and amortization	$ 102,462	$ 60,859	$ 298,491	$ 175,725	$ 257,213	$ 246,603
Website and internal-use software costs					109,969	383,670
Website development costs					403,059
Impairment of long lived assets					0	0
Advertising costs					400,137	422,139
Impairment of investment					17,698,000	$ 0
Fair value of the asset					17,698,000
Fair value of the product and services					$ 68,685
Minimum [Member]
Estimated useful lives property, plant and equipment					3 years
Revenue from member services recognized over the contractual period					1 month
Maximum [Member]
Estimated useful lives property, plant and equipment					5 years
Revenue from member services recognized over the contractual period					12 months